Share Capital and Additional Paid-in Capital (Details)	Sep. 30, 2012 USD ($)		Sep. 30, 2012 EUR (€)
Share Capital and Additional Paid-In Capital (Textual)
Common stock, shares authorized	10,000		10,000
Common stock, shares issued	10,000		10,000
Common stock, shares outstanding	10,000		10,000
Common stock, par value	$ 0.0013		€ 1.00
Additional paid-in capital	$ 12,384,238	[1]

[1]	Note 8